Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 991,467	$ 1,995,067
Less: allowance for credit losses
Total accounts receivable, net	$ 991,467	$ 1,995,067